Quarterly Holdings Report
for

Fidelity® Balanced K6 Fund

November 30, 2020

BAL-K6-QTLY-0121
1.9893900.101

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.3%
	Shares	Value
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	29,727	$382,289
Entertainment - 1.7%
Activision Blizzard, Inc.	15,451	1,228,045
Bilibili, Inc. ADR (a)	4,668	293,430
Cinemark Holdings, Inc.	10,448	161,422
Electronic Arts, Inc.	3,441	439,588
Liberty Media Corp. Liberty Formula One Group Series C (a)	3,685	153,959
Live Nation Entertainment, Inc. (a)	9,858	647,178
Netflix, Inc. (a)	3,906	1,916,674
Spotify Technology SA (a)	1,010	294,284
The Walt Disney Co.	22,150	3,278,422
		8,413,002
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	1,387	2,433,353
Class C (a)	5,514	9,708,720
ANGI Homeservices, Inc. Class A (a)	42,915	530,429
CarGurus, Inc. Class A (a)	6,374	159,669
Facebook, Inc. Class A (a)	28,214	7,814,432
Kakao Corp.	194	64,403
Wise Talent Information Technology Co. Ltd. (a)	131,024	329,957
Z Holdings Corp.	59,197	373,299
Zoominfo Technologies, Inc.	5,531	283,464
		21,697,726
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	12,114	410,907
Discovery Communications, Inc. Class A (a)(b)	2,562	68,943
Interpublic Group of Companies, Inc.	1,990	44,337
Nexstar Broadcasting Group, Inc. Class A	3,526	371,112
ViacomCBS, Inc. Class B	6,621	233,589
		1,128,888
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	58,973	368,233
Boingo Wireless, Inc. (a)	51,018	721,905
SoftBank Group Corp.	7,693	530,173
T-Mobile U.S., Inc.	15,285	2,031,988
		3,652,299

TOTAL COMMUNICATION SERVICES		35,274,204

CONSUMER DISCRETIONARY - 7.4%
Distributors - 0.1%
LKQ Corp. (a)	17,150	604,023
Diversified Consumer Services - 0.0%
Afya Ltd. (a)	5,739	152,198
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	11,947	281,156
Boyd Gaming Corp.	4,910	188,986
Caesars Entertainment, Inc. (a)	4,224	287,739
Churchill Downs, Inc.	2,667	479,847
Compass Group PLC	25,259	444,449
Marriott International, Inc. Class A	8,989	1,140,434
McDonald's Corp.	10,693	2,325,086
Penn National Gaming, Inc. (a)	1,300	91,000
Starbucks Corp.	968	94,883
		5,333,580
Household Durables - 0.4%
Leggett & Platt, Inc.	9,117	392,943
Lennar Corp. Class A	11,413	865,790
Mohawk Industries, Inc. (a)	2,417	304,131
Tempur Sealy International, Inc. (a)	12,167	306,487
		1,869,351
Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,095	815,099
Amazon.com, Inc. (a)	4,499	14,253,012
Farfetch Ltd. Class A (a)	9,274	506,824
MakeMyTrip Ltd. (a)	3,250	80,633
Ocado Group PLC (a)	2,629	77,296
The Booking Holdings, Inc. (a)	693	1,405,716
THG Holdings Ltd.	16,839	140,594
		17,279,174
Leisure Products - 0.1%
Mattel, Inc. (a)	22,317	345,690
Peloton Interactive, Inc. Class A (a)	1,585	184,415
		530,105
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	11,690	1,277,016
Nordstrom, Inc.	8,859	229,625
		1,506,641
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	1,822	398,180
Lowe's Companies, Inc.	20,256	3,156,290
The Home Depot, Inc.	7,672	2,128,290
TJX Companies, Inc.	29,574	1,878,245
Ulta Beauty, Inc. (a)	1,796	494,618
		8,055,623
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	786	451,475
NIKE, Inc. Class B	7,142	962,027
PVH Corp.	4,133	328,532
Tapestry, Inc.	21,706	614,714
		2,356,748

TOTAL CONSUMER DISCRETIONARY		37,687,443

CONSUMER STAPLES - 4.4%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	274	255,050
Keurig Dr. Pepper, Inc.	10,560	321,552
Molson Coors Beverage Co. Class B	8,416	387,136
Monster Beverage Corp. (a)	11,309	958,777
PepsiCo, Inc.	16,524	2,383,257
Pernod Ricard SA	2,366	452,106
The Coca-Cola Co.	46,501	2,399,452
		7,157,330
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	5,950	2,331,032
Kroger Co.	10,623	350,559
Performance Food Group Co. (a)	6,483	281,233
Sysco Corp.	8,344	594,844
U.S. Foods Holding Corp. (a)	18,430	580,176
Walmart, Inc.	16,638	2,542,120
		6,679,964
Food Products - 0.5%
Beyond Meat, Inc. (a)	619	86,598
Darling Ingredients, Inc. (a)	4,631	223,585
Freshpet, Inc. (a)	3,023	413,788
Hilton Food Group PLC	2	29
Hotel Chocolat Group Ltd.	2,603	13,134
JDE Peet's BV	726	28,039
Lamb Weston Holdings, Inc.	7,457	539,738
Mondelez International, Inc.	23,004	1,321,580
		2,626,491
Household Products - 1.0%
Church & Dwight Co., Inc.	3,432	301,227
Clorox Co.	1,556	315,806
Procter & Gamble Co.	30,007	4,167,072
		4,784,105
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	4,310	1,057,329

TOTAL CONSUMER STAPLES		22,305,219

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	7,352	137,629
Oceaneering International, Inc. (a)	25,407	154,220
SBM Offshore NV	8,751	163,208
Subsea 7 SA (a)	37,671	356,789
TechnipFMC PLC	7,825	65,026
		876,872
Oil, Gas & Consumable Fuels - 1.5%
Africa Oil Corp. (a)	105,117	88,225
Aker BP ASA	3,855	86,559
Apache Corp.	29,067	374,674
Black Stone Minerals LP	3,892	27,322
Canadian Natural Resources Ltd.	25,022	570,880
Cheniere Energy, Inc. (a)	1,815	102,892
Chevron Corp.	5,350	466,413
Equinor ASA sponsored ADR	16,258	249,398
Exxon Mobil Corp.	54,987	2,096,654
Hess Corp.	14,759	696,330
Kosmos Energy Ltd.	76,648	134,900
Magellan Midstream Partners LP	4,292	176,616
Marathon Petroleum Corp.	1,358	52,799
MEG Energy Corp. (a)	86,609	243,415
Phillips 66 Co.	7,645	463,134
Reliance Industries Ltd.	20,030	518,346
Reliance Industries Ltd.	1,335	18,825
Reliance Industries Ltd. sponsored GDR (c)	4,230	218,167
Royal Dutch Shell PLC Class B sponsored ADR	9,714	315,219
The Williams Companies, Inc.	3,589	75,297
Total SA sponsored ADR	7,063	297,635
Valero Energy Corp.	6,560	352,731
		7,626,431

TOTAL ENERGY		8,503,303

FINANCIALS - 6.8%
Banks - 2.1%
Bank of America Corp.	82,909	2,334,717
Citigroup, Inc.	35,928	1,978,555
Comerica, Inc.	9,246	454,903
EFG Eurobank Ergasias SA (a)	400,771	233,632
First Horizon National Corp.	19,814	242,127
Huntington Bancshares, Inc.	24,277	293,266
JPMorgan Chase & Co.	13,632	1,606,940
KeyCorp	23,292	360,094
M&T Bank Corp.	2,714	316,154
Signature Bank	1,397	156,729
Societe Generale Series A	5,259	104,274
Synovus Financial Corp.	4,334	136,824
Truist Financial Corp.	2,992	138,889
Wells Fargo & Co.	90,445	2,473,671
		10,830,775
Capital Markets - 1.7%
Bank of New York Mellon Corp.	65,952	2,580,042
BlackRock, Inc. Class A	2,244	1,567,097
Cboe Global Markets, Inc.	4,483	409,388
Intercontinental Exchange, Inc.	10,000	1,055,100
Morgan Stanley	34,609	2,139,874
StepStone Group, Inc. Class A	5,100	138,312
Virtu Financial, Inc. Class A	28,440	648,148
		8,537,961
Consumer Finance - 1.0%
360 Finance, Inc. ADR (a)	7,944	98,506
Ally Financial, Inc.	6,403	189,849
Capital One Financial Corp.	36,488	3,124,832
Discover Financial Services	6,382	486,117
OneMain Holdings, Inc.	22,698	884,995
Shriram Transport Finance Co. Ltd.	13,331	191,363
SLM Corp.	33,767	358,268
		5,333,930
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	1	343,688
Class B (a)	14,107	3,229,233
Voya Financial, Inc.	5,919	341,112
		3,914,033
Insurance - 1.2%
American International Group, Inc.	16,788	645,331
Arthur J. Gallagher & Co.	4,632	534,579
Chubb Ltd.	1,252	185,083
Fairfax Financial Holdings Ltd. (sub. vtg.)	677	232,183
Hartford Financial Services Group, Inc.	14,669	648,370
Marsh & McLennan Companies, Inc.	7,289	835,611
The Travelers Companies, Inc.	18,902	2,450,644
Willis Towers Watson PLC	3,166	659,130
		6,190,931

TOTAL FINANCIALS		34,807,630

HEALTH CARE - 8.5%
Biotechnology - 1.4%
Acceleron Pharma, Inc. (a)	796	93,984
Alexion Pharmaceuticals, Inc. (a)	5,045	616,045
Amgen, Inc.	11,191	2,484,850
Argenx SE ADR (a)	1,043	299,153
Ascendis Pharma A/S sponsored ADR (a)	6	1,012
Biogen, Inc. (a)	1,272	305,496
Blueprint Medicines Corp. (a)	1,800	194,544
PTC Therapeutics, Inc. (a)	8,808	551,117
Regeneron Pharmaceuticals, Inc. (a)	3,497	1,804,557
Sarepta Therapeutics, Inc. (a)	1,600	225,376
Vertex Pharmaceuticals, Inc. (a)	3,761	856,568
		7,432,702
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	21,485	2,325,107
Becton, Dickinson & Co.	2,600	610,584
Boston Scientific Corp. (a)	61,641	2,043,399
DexCom, Inc. (a)	1,763	563,596
Intuitive Surgical, Inc. (a)	2,501	1,815,851
Masimo Corp. (a)	1,326	337,454
Nevro Corp. (a)	2,723	439,084
Stryker Corp.	5,200	1,213,680
		9,348,755
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	4,254	438,630
Centene Corp. (a)	469	28,914
Cigna Corp.	6,327	1,323,229
HCA Holdings, Inc.	10,032	1,505,904
Humana, Inc.	5,100	2,042,652
UnitedHealth Group, Inc.	16,101	5,415,410
		10,754,739
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	8,300	3,859,334
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	32,931	1,743,367
Bristol-Myers Squibb Co.	45,659	2,849,122
Eli Lilly & Co.	14,613	2,128,383
Horizon Therapeutics PLC (a)	18,573	1,308,096
Roche Holding AG (participation certificate)	4,202	1,380,135
UCB SA	6,965	745,344
Zoetis, Inc. Class A	12,923	2,072,591
		12,227,038

TOTAL HEALTH CARE		43,622,568

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	4,570	574,403
General Dynamics Corp.	9,077	1,355,650
Northrop Grumman Corp.	4,460	1,348,080
Raytheon Technologies Corp.	36,420	2,612,042
The Boeing Co.	6,104	1,286,174
		7,176,349
Air Freight & Logistics - 0.5%
FedEx Corp.	8,450	2,421,601
Construction & Engineering - 0.5%
AECOM (a)	35,724	1,853,718
Granite Construction, Inc.	22,676	558,283
		2,412,001
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	57,828	2,823,741
Sunrun, Inc. (a)(b)	60,675	3,888,054
		6,711,795
Industrial Conglomerates - 0.6%
3M Co.	2,735	472,417
General Electric Co.	223,825	2,278,539
Honeywell International, Inc.	1,606	327,496
		3,078,452
Machinery - 0.6%
Allison Transmission Holdings, Inc.	43,529	1,786,865
Caterpillar, Inc.	8,584	1,490,097
		3,276,962
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	804	1,639,051
Professional Services - 0.5%
Dun & Bradstreet Holdings, Inc. (a)(b)	6,826	183,005
Nielsen Holdings PLC	133,242	2,154,523
		2,337,528
Road & Rail - 1.0%
Lyft, Inc. (a)	22,669	865,276
Norfolk Southern Corp.	8,341	1,976,984
Uber Technologies, Inc. (a)	42,360	2,103,598
Union Pacific Corp.	1,698	346,528
		5,292,386
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	51,583	2,877,300

TOTAL INDUSTRIALS		37,223,425

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.0%
Lumentum Holdings, Inc. (a)	374	32,306
Electronic Equipment & Components - 1.3%
Corning, Inc.	5,974	223,547
Flextronics International Ltd. (a)	140,477	2,279,942
II-VI, Inc. (a)	3,612	244,352
Insight Enterprises, Inc. (a)	4,718	337,243
Jabil, Inc.	89,472	3,419,620
		6,504,704
IT Services - 2.9%
Capgemini SA	8,066	1,122,189
Cognizant Technology Solutions Corp. Class A	7,899	617,149
DXC Technology Co.	2,266	49,648
Fidelity National Information Services, Inc.	13,849	2,055,330
Fiserv, Inc. (a)	1,804	207,785
FleetCor Technologies, Inc. (a)	722	191,482
Genpact Ltd.	30,940	1,257,711
Global Payments, Inc.	3,237	631,830
GoDaddy, Inc. (a)	4,866	387,042
Liveramp Holdings, Inc. (a)	2,329	136,270
MasterCard, Inc. Class A	10,727	3,609,743
MongoDB, Inc. Class A (a)	439	126,129
PayPal Holdings, Inc. (a)	13,140	2,813,537
Sabre Corp.	16,698	187,853
Snowflake Computing, Inc. Class B	142	41,642
Visa, Inc. Class A	6,061	1,274,931
		14,710,271
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	14,651	1,357,562
Analog Devices, Inc.	1,383	192,348
Applied Materials, Inc.	13,093	1,079,911
Array Technologies, Inc.	30,784	1,403,135
Cirrus Logic, Inc. (a)	8,503	681,090
Lam Research Corp.	3,075	1,391,930
Marvell Technology Group Ltd.	21,606	1,000,142
Micron Technology, Inc. (a)	30,702	1,967,691
NVIDIA Corp.	6,951	3,726,153
NXP Semiconductors NV	11,769	1,864,445
ON Semiconductor Corp. (a)	41,425	1,190,969
Qualcomm, Inc.	9,622	1,416,070
Sanken Electric Co. Ltd.	1,380	50,189
Semtech Corp. (a)	2,647	178,593
STMicroelectronics NV (France)	2,398	94,468
Xilinx, Inc.	3,680	535,624
		18,130,320
Software - 7.0%
Adobe, Inc. (a)	1,448	692,825
Autodesk, Inc. (a)	3,815	1,069,077
Cloudflare, Inc. (a)	14,075	1,056,751
Digital Turbine, Inc. (a)	3,029	136,244
Elastic NV (a)	6,774	838,621
FireEye, Inc. (a)	40,824	613,585
LivePerson, Inc. (a)	13,214	771,962
Microsoft Corp.	81,581	17,464,034
Nortonlifelock, Inc.	68,437	1,247,607
Nuance Communications, Inc. (a)	33,720	1,454,344
Oracle Corp.	13,818	797,575
Pluralsight, Inc. (a)	15,898	260,409
Rapid7, Inc. (a)	8,976	672,661
RealPage, Inc. (a)	7,989	551,161
RingCentral, Inc. (a)	516	153,278
Salesforce.com, Inc. (a)	10,093	2,480,859
SS&C Technologies Holdings, Inc.	5,831	401,698
SurveyMonkey (a)	61,238	1,303,145
Talend SA ADR (a)	782	29,348
Telos Corp.	1,800	36,126
Verint Systems, Inc. (a)	8,139	463,597
VMware, Inc. Class A (a)	1,411	197,385
Workday, Inc. Class A (a)	3,136	704,941
Workiva, Inc. (a)	2,413	180,951
Yext, Inc. (a)	67,102	1,275,609
Zendesk, Inc. (a)	7,437	992,840
		35,846,633
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	115,329	13,729,917
HP, Inc.	19,587	429,543
Samsung Electronics Co. Ltd.	11,360	683,535
Western Digital Corp.	4,744	212,911
Xerox Holdings Corp.	1,386	30,340
		15,086,246

TOTAL INFORMATION TECHNOLOGY		90,310,480

MATERIALS - 2.1%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	2,216	620,790
Albemarle Corp. U.S.	2,525	343,324
Amyris, Inc. (a)(b)	41,909	122,374
Balchem Corp.	1,800	186,642
Ecolab, Inc.	3,084	685,111
FMC Corp.	3,210	372,392
Innospec, Inc.	3,392	279,128
Linde PLC	3,100	794,902
Livent Corp. (a)(b)	78,279	1,187,492
LyondellBasell Industries NV Class A	3,955	336,571
Olin Corp.	22,516	492,875
Sherwin-Williams Co.	574	429,140
Valvoline, Inc.	13,589	309,693
		6,160,434
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,819	483,181
Summit Materials, Inc. (a)	16,726	317,794
Vulcan Materials Co.	3,084	430,681
		1,231,656
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	7,803	735,433
Metals & Mining - 0.5%
Commercial Metals Co.	12,092	240,752
First Quantum Minerals Ltd.	41,702	591,798
Freeport-McMoRan, Inc.	30,562	714,845
Newmont Corp.	15,052	885,359
		2,432,754

TOTAL MATERIALS		10,560,277

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	1,806	295,696
American Tower Corp.	6,150	1,421,880
Corporate Office Properties Trust (SBI)	6,942	184,865
CubeSmart	7,595	247,065
Digital Realty Trust, Inc.	3,866	520,944
Douglas Emmett, Inc.	5,355	165,844
Equinix, Inc.	1,047	730,586
Kilroy Realty Corp.	3,648	223,112
Lexington Corporate Properties Trust	17,607	179,767
Mid-America Apartment Communities, Inc.	2,871	362,205
Potlatch Corp.	5,000	232,700
Prologis (REIT), Inc.	9,775	977,989
SBA Communications Corp. Class A	2,054	589,868
Ventas, Inc.	9,938	476,130
VICI Properties, Inc.	5,648	142,838
Weyerhaeuser Co.	27,107	787,187
		7,538,676
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	34,408	512,679
KE Holdings, Inc. ADR (a)	6,914	451,692
		964,371

TOTAL REAL ESTATE		8,503,047

UTILITIES - 1.9%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,040	88,286
Duke Energy Corp.	1,045	96,830
Edison International	13,039	800,073
Entergy Corp.	5,587	608,145
Evergy, Inc.	13,355	740,001
Exelon Corp.	21,249	872,696
FirstEnergy Corp.	18,281	485,543
NextEra Energy, Inc.	27,176	1,999,882
NRG Energy, Inc.	4,801	157,233
PG&E Corp. (a)	44,159	560,819
Southern Co.	13,393	801,571
		7,211,079
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	15,328	313,304
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	19,942	462,455
Dominion Energy, Inc.	12,819	1,006,163
Sempra Energy	5,492	700,120
		2,168,738

TOTAL UTILITIES		9,693,121

TOTAL COMMON STOCKS
(Cost $266,199,528)		338,490,717

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)(f)	1,863	204,137
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	3,746	237,917
TOTAL PREFERRED STOCKS
(Cost $446,608)		442,054
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.1% 12/31/20 to 2/25/21 (g)
(Cost $1,599,834)	1,600,000	1,599,857
	Shares	Value

Fixed-Income Funds - 27.9%
Fidelity High Income Central Fund (h)	73,807	$7,977,099
Fidelity Investment Grade Bond Central Fund (h)	1,127,552	134,629,654
TOTAL FIXED-INCOME FUNDS
(Cost $137,176,180)		142,606,753

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.09% (i)	27,745,068	27,750,617
Fidelity Securities Lending Cash Central Fund 0.09% (i)(j)	1,995,570	1,995,770
TOTAL MONEY MARKET FUNDS
(Cost $29,746,387)		29,746,387
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $435,168,537)		512,885,768
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,807,695)
NET ASSETS - 100%		$511,078,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	126	Dec. 2020	$22,826,160	$1,526,314	$1,526,314

The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $218,167 or 0.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,137 or 0.0% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,599,857.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$204,137

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,859
Fidelity High Income Central Fund	106,964
Fidelity Investment Grade Bond Central Fund	770,726
Fidelity Securities Lending Cash Central Fund	426
Total	$882,975

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$7,010,735	$814,101	$--	$--	$152,263	$7,977,099	0.3%
Fidelity Investment Grade Bond Central Fund	120,513,517	13,309,139	--	--	806,998	134,629,654	0.5%
Total	$127,524,252	$14,123,240	$--	$--	$959,261	$142,606,753

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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